BASIS OF PRESENTATION - Cash Flow from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities:
Net income (loss) from discontinued operations	$ 0	$ 62
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases	83	73
Depreciation and amortization expense of assets under operating leases	54	61
Loss on repurchase of notes	0	8
Undistributed income of unconsolidated subsidiaries	12	17
Other non-cash items	55	30
Changes in operating assets and liabilities:
Provisions	(163)	(33)
Deferred income taxes	28	19
Trade and financing receivables related to sales, net	(95)	(83)
Inventories, net	(985)	(522)
Trade payables	30	311
Other assets and liabilities	(242)	(3)
Cash flow from operating activities discontinued operation	0	131
Investing activities:
Additions to retail receivables	(1,252)	(1,073)
Collections of retail receivables	1,147	1,182
Proceeds from the sale of assets, net of assets under operating leases	1	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases	(53)	(37)
Expenditures for assets under operating leases	(124)	(127)
Other	(698)	(262)
Cash flow from investing activities discontinued operation	0	127
Financing activities:
Proceeds from long-term debt	1,691	1,675
Payments of long-term debt	(1,764)	(2,624)
Net increase (decrease) in other financial liabilities	159	(285)
Dividends paid	(1)	(1)
Cash flow from financing activities discontinued operation	$ 0	(359)
Discontinued Operations, Held-for-sale
Operating activities:
Net income (loss) from discontinued operations		62
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases		78
Depreciation and amortization expense of assets under operating leases		75
Loss on repurchase of notes		0
Undistributed income of unconsolidated subsidiaries		1
Other non-cash items		48
Changes in operating assets and liabilities:
Provisions		57
Deferred income taxes		22
Trade and financing receivables related to sales, net		215
Inventories, net		(380)
Trade payables		(22)
Other assets and liabilities		(25)
Cash flow from operating activities discontinued operation		131
Investing activities:
Additions to retail receivables		(4)
Collections of retail receivables		9
Proceeds from the sale of assets, net of assets under operating leases		0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases		(34)
Expenditures for assets under operating leases		(169)
Other		325
Cash flow from investing activities discontinued operation		127
Financing activities:
Proceeds from long-term debt		731
Payments of long-term debt		(986)
Net increase (decrease) in other financial liabilities		(104)
Dividends paid		0
Cash flow from financing activities discontinued operation		$ (359)